Intangible asset - Narrative (Details)		9 Months Ended
	Nov. 01, 2022 patent	Mar. 31, 2023 CAD ($)
Intangible asset
Payment for asset acquisition | $		$ 39,864
Number patents for which Notices of Allowance from the USPTO | patent	2
Patents
Intangible asset
Amortisation period		20 years